Exhibit 99.1 Schedule 4

Redacted ID	Loan #1	PRP ID	Loan #2	Servicing Comments
71328784	xx	xx	xx	Updated: No issue found in the available collection comments.
14391030	xx	xx	xx	Updated:
As per the collection comment dated 9/xx/2022 the subject loan has been modified with UPB as xx and the forgiven of xx.
The borrower has filed bankruptcy on xx with the case#xx. The hearing was scheduled to dismiss the case on xx.The CCs dated on 04/xx/2023 , the POC Status is completed  No further details are provided.
As per the collection comments dated on 01/xx/2023 the arrears claim amount xx. no further details found.
39050735	xx	xx	xx	Updated:
The borrower has filed bankruptcy with case#xx for chapter 13. The POC was filed on xx and Claim amount is xx. The case was dismissed on xx and the loan was reinstated. No further details are found.
Collection comment 3/xx/2023 shows Arrearage Principal is waived off in the amount of xx and arrearage interest in the amount of xx.
Collection comment dated 12/xx/2024 shows repairs of xx. No further details are found.
As per comment dates 5/xx/2023 the subject property is owner occupied.
79779921	xx	xx	xx	Updated: No issue found in the available collection comments.
44399059	xx	xx	xx	Updated:
As per the collection comments dated on 05/xx/2024,taxes are delinquent in the amount xx and the tax sale is schedules.
2015 county taxes are delinquent in the amount of xx
2021 county taxes are delinquent in the amount of xx
2022 county taxes are delinquent in the amount of xx
tax lien certificate sold in June of 2023.
The CC 02/xx/2023 the tax sale Scheduled Date on xx and the Redemption Expiration: xx.
As per the collection comments dated on 11/xx/2023, FEMA documents which shows that your property is in a flood hazard area and that flood insurance is required by the Flood Disaster.
The subject loan was modified on xx.The new principal balance is xx. First payment will begin from xx with the interest rate of 4.75 and the P&I is xx. The capitalized amount is xx. New maturity date is xx.
82069443	xx	xx	xx	Updated: As per the collection comments dated on 07/xx/2024,the trial modification start date xx and the first payment date xx.
30785951	xx	xx	xx	Updated:
As per the collection comments sated on 06/xx/2023 borrower impacted by covid.
The collection comments dated on 10/xx/2023 step modification and the new modified unpaid principal balance is xx. The modified monthly P&I of P&I xx with an interest rate of 3.000% starting on xx, which will be changed in 3 steps until the new maturity date of xx. The rate will change in three steps, which end with 5.195%.
72636633	xx	xx	xx	Updated:
Collection comment dated 8/xx/2024 shows that the subject property has roof damage. The cost of repair is xx.
As per collection comment dated 10/xx/2023 the subject property is owner occupied.
69629539	xx	xx	xx	Updated: The borrower has filed bankruptcy on xx with the case# xx for Chapter 13. The plan were confirmed on xx. The POC was field on xx. POC Bar date is xx The loan was reinstated on xx.
69735794	xx	xx	xx	Updated: No issue found in recent CC.
89400181	xx	xx	xx	Updated: No issue found in latest collection comments.
48446348	xx	xx	xx	Updated: The borrower has filed bankruptcy on xx with the case# xx for Chapter 13. The case was dismissed on xx.
64949699	xx	xx	xx	Updated:
The borrower has filed bankruptcy on xx for Chapter 13. The case was dismissed on xx.
Tax Sale Scheduled Date: xx. Redemption Expiration: xx
Lien certificate # xx for 2023 xx went to sale on xx in the amount of xx. There is a 2 year redemption period before lien holder can start filing for the deed.
Collection comment dated 12/xx/2020 shows the property had damage and repair cost will be sent accordingly. Collection comment dated 3/xx/2021 shows that the final loss draft cheque has been disbursed.
57851533	xx	xx	xx	Updated:
The borrower xx of xx has filed bankruptcy on xx with case# xx for chapter 13. The plan was confirmed on xx. The POC was filed on xx and Claim amount is xx. No further details are found.
As per comment dates 11/xx/2023 the subject property is owner occupied.
42187428	xx	xx	xx	Updated: No any additional information found in recent collection comments.
96421510	xx	xx	xx	Updated: No additional details have been found.
8042321	xx	xx	xx	Updated:
As per the comment dated 12/xx/2024, the subject property is owner-occupied. The borrower is making payment under the current bankruptcy plan. The foreclosure is on hold. The foreclosure hold end date is xx.
35723161	xx	xx	xx	Updated: As per the collection comment dated 12/xx/2024, the subject property is owner occupied.
39348940	xx	xx	xx	Updated:
As per the comment dated 12/xx/2024, the subject property school taxes for 2022/2023 and 2023 town taxes were sold on xx with the lien certificate #xx in the amount of xx. These taxes are valid till xx.
The 2023/2024 school taxes are delinquent in the amount of xx. The 2024 FY town taxes are delinquent in the amount of xx, and the tax sale is scheduled on xx. As per the tax website, the 2024/2025 first half school taxes are delinquent in the amount of xx and valid till xx.
The tax sale is scheduled for xx, and the redemption expiration date is xx.
As per the comment dated 8/xx/2024, the subject property is owner-occupied.
As per the comment dated 5/xx/2023, the subject property was damaged by pipe burst. The damage cost is xx. Unable to determine further details.
79699789	xx	xx	xx	Updated:
As per the comment dated 10/xx/2024, the 2022-2023 county taxes are delinquent in the amount of xx with good through dated xx. The 2024 county taxes are delinquent in the amount of xx with a good-through date of xx. The 2023 city taxes are delinquent in the amount of xx with a good-through date of xx.
As per the comment dated 9/xx/2024, the subject property is owner-occupied.
As per the comment dated 8/xx/2024, the subject property was damaged by house flooding due to busted pipes. Unable to determine further details.
As per the comment dated 4/xx/2023, the foreclosure is cancelled due to the repayment plan given to the borrower.
As per the comment dated 3/xx/2023, the 9-month repayment plan started on xx with the monthly amount of xx.
4643700	xx	xx	xx	Updated:
As per the comment dated 1/xx/2025, the subject property taxes are delinquent in the amount of xx.
As per the comment dated 1/xx/2025, the subject property is owner-occupied.
As per the comment dated 11/xx/2024, the 2015 taxes were redeemed in the amount of xx. No further details are available.
As per the comment dated 11/xx/2024, the bankruptcy case #xx is dismissed on xx.
As per the comment dated 2/xx/2023, the MFR is filed on xx.
As per the comment dated 8/xx/2023, as per the modification dated on xx, the deferment amount is xx.
66799106	xx	xx	xx	Updated:
As per the comment dated 5/xx/2024, the foreclosure is on hold, and the hold end date is xx, and the borrower is making payment through the bankruptcy payment plan.
As per the comment dated 5/xx/2023, the 3 payments were reinstated in the total amount of xx.
70268325	xx	xx	xx	Updated:
As per comment dated 11/xx/2024, the reason for default is curtailment of income.
As per the comment dated 11/xx/2024, needs to replace the water heater and the central air and heating unit. The estimated cost of repair is not given in the comment. Further details not provided.
As per the comment dated 11/xx/2024, there are 2 months RPP approved and the first payment date was xx with original payment amount is xx.
As per the comment dated  07/xx/2023, the borrower intend to sell her property.
As per the comment dated 07/xx/2023, the borrower "xx" was deceased on xx. Further details are not found.
43286401	xx	xx	xx	Updated: No issues found in the available collection comment.
13786574	xx	xx	xx	Updated: As per comment dated 09/xx/2024, the subject property has been owner occupied.
47713600	xx	xx	xx	Updated: As per 03/xx/2024, the subject property roof was damaged, and the borrower is waiting for the check. As per the comment dated 12/xx/2024, the subject property was owner occupied.
765423	xx	xx	xx	Updated: As per the comment dated 12/xx/2023, the modification was made on xx. The monthly P&I is xx with an interest rate of 6.000% beginning on xx and a maturity date of xx.
36920333	xx	xx	xx	Updated: As per the comment dated 10/xx/2023, the bankruptcy with case#xx was discharged on xx.
58924474	xx	xx	xx	Updated:
As per the comment dated 12/xx/2023, the borrower ceased communication with their client.
As per the comment dated 10/xx/2023, the POC states there is a forbearance of xx, and the modification attached with POC has the FB at xx. The xx servicer agreed to waive the xx FB.
As per the comment dated 08/xx/2023, the prior BK case #xx was dismissed on xx. As per the comment dated 08/xx/2023, the BK case #xx with chapter 13 was filed on xx. The prepetition arrearage balance is xx. As per the comment dated 12/xx/2024, the BK motion for relief was filed on xx.
16770865	xx	xx	xx	Updated:
As per the comment dated 8/xx/2023, the subject property has roof replacement and the borrower paid xx. The estimate cost of repair and the current status of repair unable to confirm. Further details not provided.
As per the comment dated 10/xx/2023, the borrower was received loss draft check in the amount of xx. Further details not provided.
59421579	xx	xx	xx	Updated:
As per the comment dated 1/xx/2025, the RFD is the primary borrower illness.
The subject property of current condition is unable to be determined.
The occupancy of the subject property is unable to be determined.
21194069	xx	xx	xx	Updated: No any additional information found in recent collection comments.
46373816	xx	xx	xx	Updated:
As per the servicing comments, the foreclosure was initiated on xx. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated 11/xx/2023, the FC was cancelled on xx due to the loan being reinstated.
As per the comment dated 11/xx/2023, the loan was reinstated in the amount of xx.
As per the comment dated 8/xx/2024, the RFD is unemployment.
As per the comment dated 9/xx/2024, the loan was reinstated in the amount of xx.
As per the comment dated 12/xx/2024, the subject property is owner-occupied.
The subject property of current condition is unable to be determined.
76546886	xx	xx	xx	Updated:
As per the comment dated 11/xx/2024, the reason for default is payment related issue. As per the comment dated 12/xx/2024, the subject property is owner-occupied. As per the comment dated 12/xx/2024, the borrower was approved repayment plan for 3 months period in the amount of xx. The payment is starting in January. The subject property of current condition is unable to be determined. No information has been found related to damage or repairs.
75029749	xx	xx	xx	Updated:
As per the comment dated 12/xx/2023, the borrower’s income was impacted by covid-19.
The borrower was approved for a repayment plan multiple times, as per the comment dated 12/xx/2024. The repayment plan started on xx for the two-month period. As per the comment dated 1/xx/2025, the payment arrangement was deactivated on xx.
As per the comment dated 12/xx/2024, the reason for default is curtailment of income.
The subject property of current condition is unable to be determined.
The occupancy of the subject property is unable to be determined.
23610683	xx	xx	xx	Updated:
As per the comment dated 4/xx/2024, the borrower was approved for a repayment plan for a 6-month period; the plan was effective in March. No further information is provided.
As per the comment dated 12/xx/2024, the subject property is owner-occupied.
As per the comment dated 12/xx/2024, the reason for default is the borrower’s illness.
The collection comments are missing from 2/xx/2023 to 8/xx/2023.
The subject property of current condition is unable to be determined.
No information has been found related to damage or repairs.
85084987	xx	xx	xx	Updated:
As per the comment dated 3/xx/2024, the subject property is owner-occupied.
As per the comment dated 8/xx/2024, the borrower was previously filed BK under case #xx; the borrower paid in full arrears. As per the comment dated 11/xx/2024, the BK case was discharged.
The subject property of current condition is unable to be determined.
The RFD is unable to be determined.
88124426	xx	xx	xx	Updated:
As per the comment dated 12/xx/2024, the subject property is owner-occupied.
As per the comment dated 4/xx/2024, the loan was reinstated in the amount of xx.
As per the servicing comments, the foreclosure was initiated on xx. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated 4/xx/2024, the FC was cancelled on xx due to loan reinstatement.
The subject property of current condition is unable to be determined.
The RFD is unable to be determined.
44411157	xx	xx	xx	Updated:
According to servicing comments dated 06/xx/2023, the subject property was damaged due to storm. No details are available regarding the estimated repair cost.
As per the comment dated 06/xx/2023 borrower & co borrower filed bankruptcy on xx with case# xx under chapter plan-13. Borrower is making payments under chapter plan 13 and bankruptcy is still active.
8453277	xx	xx	xx	Updated: As per the servicing comment dated 09/xx/2023, the bankruptcy with case# xx terminated without discharge on xx.
89360834	xx	xx	xx	Updated: As per the servicing dated 07/xx/2023, the interest rate was corrected to 5.00% and maturity date was corrected to xx as per loan modification (AOT).
34672643	xx	xx	xx	Updated: As per the servicing comment dated 02/xx/2023, the BK was discharged on xx.
91312578	xx	xx	xx	Updated: As per the servicing comment dated 11/xx/2024, new scheduled end date of FC hold is xx.
31359389	xx	xx	xx	Updated: As per the servicing comment dated 11/xx/2024, the BK was dismissed on xx.
16975254	xx	xx	xx	Updated: No any additional information found in recent collection comments.
75834691	xx	xx	xx	Updated:
As per the servicing comment dated 09/xx/2024, the reason for default is excessive obligations.
As per the servicing comment dated 09/xx/2024, the bankruptcy under chapter plan 13 was dismissed.
As per the servicing comment dated 04/xx/2024, the maturity date is xx.
76962180	xx	xx	xx	Updated:
As per the comment dated 4/xx/2023, the arrearages are paid in full. As per the comment dated 10/xx/2023, the case was terminated on xx. As per the comment dated 1/xx/2025, the Jan 2025 payment was received. The borrower is current with the loan.
87366840	xx	xx	xx	Updated: As per the comment dated 1/xx/2025, the borrower has made 2 payments.
75600448	xx	xx	xx	Updated: As per the comment dated 9/xx/2024, the RFD is borrower’s health issue.
74813527	xx	xx	xx	Updated: As per the comment dated 11/xx/2023, the RFD is curtailment of income. As per the comment dated 2/xx/2024, the borrower was offered 3 months trail plan stating from dec to Feb.
6416595	xx	xx	xx	Updated:
As per the comment dated 7/xx/2024, the HOA lien was paid and released. The property in which the borrower is staying is unsafe. She advised to vacate the building. She has vacated. The city has filed the case against the HOA. The HOA had done nothing, and they were not responding. The comments show that everyone has to vacate 100% by xx, and all of the tenants are being advised that it could take years to clear all of this up. They may demolish all of the buildings. As per the comment dated 8/xx/2024, the property doesn’t look good inside and has a strong smell of mold. The borrower has rented at the property. She stated that she cannot effort both payments.
35667627	xx	xx	xx	Updated: As per the comment dated 12/xx/2024, the foreclosure was initiated.
6934376	xx	xx	xx	Updated: No changes have been found.
27354561	xx	xx	xx	Updated:
As per tape data, foreclosure sale was scheduled for xx. Further details not found.
As per tape data, the subject property is occupied by the borrower.
No additional information has been found.
81513002	xx	xx	xx	Updated: As per tape, the subject property is occupied by the owner. No additional information has been found.
90397637	xx	xx	xx	Updated:
The current status of the loan is in foreclosure. As per tape, the subject property is an unknown occupant.
As per tape data, the foreclosure sale was scheduled for xx.
No additional information has been found.
40135571	xx	xx	xx	Updated: As per seller tape data, the foreclosure sale was scheduled for xx. Further details not found. As per tape data, the subject property is occupied by an unknown occupant.
1104342	xx	xx	xx	Updated: As per tape data, the foreclosure sale was scheduled for xx. Further details not found. As per tape data, the subject property is occupied by an unknown occupant.
54407655	xx	xx	xx	Updated: As per tape data, the subject property is occupied by the owner. No additional information has been found.
53104494	xx	xx	xx	Updated: As per tape data, the subject property is occupied an unknown occupant. No additional information has been found.
2689661	xx	xx	xx	Updated: No any additional information found in recent collection comments.
78824722	xx	xx	xx	Updated: No any additional information found in recent collection comments.
35928626	xx	xx	xx	Updated: No any additional information found in recent collection comments.
59944826	xx	xx	xx	Updated: No any additional information found in recent collection comments.
27189460	xx	xx	xx	Updated: The bankruptcy was dismissed on xx. The last bankruptcy was filed on xx. No more evidence is available regarding current bankruptcy status.
15847443	xx	xx	xx	Updated: No any additional information found in recent collection comments.
28228704	xx	xx	xx	Updated: No any additional information found in recent collection comments.
15948977	xx	xx	xx	Updated: As per collection comment dated 12/xx/2024, the subject property is owner occupied. As per collection comment dated 4/xx/2023, borrower filed bankruptcy under chapter 13 with case#xx.
49949105	xx	xx	xx	Updated: No additional details have found in the collection comment.
21544798	xx	xx	xx	Updated: No additional details have been found in the collection comment.
52303439	xx	xx	xx	Updated:
As per collection comment dated 11/xx/2023, the foreclosure was on hold due to loss mitigation. As per collection comment dated 5/xx/2024, foreclosure was cancelled on xx due to modification. As per collection comment dated 5/xx/2024, the loan was modified.
77153689	xx	xx	xx	Updated:
As per collection comment dated 11/xx/2023, the foreclosure was cancelled due to reinstatement.
As per collection comment dated 6/xx/2023, the bankruptcy chapter 13 with case#xx was discharged on xx.
65794724	xx	xx	xx	Updated:
As per collection comment dated 5/xx/2023, foreclosure was cancel on xx due to modification.
As per collection comment dated 9/xx/2024,  the subject property is vacant.
As per collection comment dated 8/xx/2024. the loan was modified on xx.
82939967	xx	xx	xx	Updated: As per collection comment dated 11/xx/2024, foreclosure was cancelled due to reinstatement.
24479826	xx	xx	xx	Updated: As per the comment dated 11/xx/2024, the reason for default is loss the job. The comment dated 01/xx/2025 shows the borrower will make the December payment end of the month.
31087094	xx	xx	xx	Updated:
As per the comment dated 04/xx/2023, the borrower had filed bankruptcy under chapter 13 with the case# xx. The bk case was dismissed on xx.
As per the comment dated 07/xx/2023, the HOA can foreclose for unpaid HOA.
As pet the comment dated 07/xx/2023, the borrower xx name is xx and the legal name is xx. The comment dated 07/xx/2023 shows the borrower had filed bankruptcy under chapter with the case# xx on xx. The POC was filed on xx with the claim amount xx.
74668283	xx	xx	xx	Updated: The comment dated 10/xx/2024 shows the reason for default is curtailment of income.
61475699	xx	xx	xx	Updated: The comment dated 12/xx/2024 shows the loss mitigation letter was sent. No more details have been found regarding foreclosure.
3883428	xx	xx	xx	Updated: The comment dated 03/xx/2024 shows the reason for default is curtailment of income. The comment dated 09/xx/2024 shows the loan was approved for RPP which was due on July.
87608811	xx	xx	xx	Updated: The comment dated 10/xx/2024 shows investor advised for 6 months plan.
64041587	xx	xx	xx	Updated: No details have been found.
87471694	xx	xx	xx	Updated:
According to comment dated 04/xx/2024, the borrower has requested a payoff.
The comment dated 01/xx/2025 states that borrower do not have ability to enter a RPP and they were considering selling the home. Borrower wanted to make a payment for Dec on xx.
36285621	xx	xx	xx	Updated: According to comment dated 11/xx/2024, the borrower has lost her job and was applying for HELOC. The comment dated 01/xx/2025 states that borrower will make two payments in Feb.
75762054	xx	xx	xx	Updated: As of 01/xx/2025, no additional details have been found.
75360551	xx	xx	xx	Updated: As per comment dated 09/xx/2023, the subject property is owner occupied. The comment dated 11/xx/2024 states that the loan is due for two payments.
99330116	xx	xx	xx	Updated:
According to 12/xx/2023, the foreclosure was initiated and the file was referred to an attorney on xx. According to comment dated 12/xx/2023, the RPP has been approved with xx for fees and cost plus two payments total in the amount of xx. The comment dated 12/xx/2023 states that the wire payment in the amount of xx has been received. FC has been cancelled on xx.
According to comment dated 08/xx/2024, the subject property is owner occupied.
75798854	xx	xx	xx	Updated:
According to comment dated 01/xx/2023, the borrower had filed bankruptcy with Case#xx. Motion to modify confirmed chapter 13 plan (Docket#xx) was filed on xx. According to comment dated 03/xx/2023, order modifying confirmed chapter 13 plan and granting additional award of attorney fees (Docket#xx) was filed on xx.
According to comment dated 08/xx/2024, the arrears amount left owing for Claim# was in the amount of xx and for Claim#xx, arrears amount left owing was in the amount of xx.
According to comment dated 11/xx/2024, the loan was due for xx. According to comment dated 12/xx/2024, the borrower pays ongoing monthly review has been completed and submitted for Dec 2024.
33110279	xx	xx	xx	Updated:
According to comment dated 01/xx/2023, MOD was completed on xx. The comment dated 05/xx/2023 states that 12 months repayment plan for payments of xx has been offered which was due from May to April. The plan was completed on xx.
According to comment dated 08/xx/2024, six months RPP has been offered to borrower with the payment of xx which was due from Aug to Jan.
According to comment dated 08/xx/2024, roof of the subject property was damaged. Borrower did the repairs to the roof out of her pocket. Borrower had filed a claim with Insurance Company.  The comment dated 08/xx/2024 states that insurance company does not want to pay claim amount which is around $35K to $45K.
According to comment dated 08/xx/2024, RFD is damage to the property.
The comment dated 01/xx/2025 states that borrower has been defaulted on RPP.
According to comment dated 12/xx/2024, the subject property is owner occupied.
96153539	xx	xx	xx	Updated: No additional information was found in recent collection comments.
84316340	xx	xx	xx	Updated: As per the servicing comment dated 05/xx/2024, the reason for default is excessive obligations. No further additional information found in recent collection comments.
49427172	xx	xx	xx	Updated:
As per servicing comments dated 06/xx/2023, the reason for the default is curtailment of income. As per servicing comments dated 09/xx/2024, the foreclosure is initiated on xx.As per servicing comments dated 10/xx/2024, the FC sale date is set for xx.As per servicing comments dated 10/xx/2024, the foreclosure has been cancelled due to reinstatement. As per servicing comments dated 10/xx/2024, FEMA is declared for the disaster area affected by Hurricane Helene.
26795139	xx	xx	xx	Updated: No additional information found in recent collection comments.
21074729	xx	xx	xx	Updated: As per servicing comments dated 07/xx/2024, there is a step loan modification with modification date xx in which the third step is missed and the effective date for the fourth step is xx.
54701801	xx	xx	xx	Updated:
As per servicing comments dated 10/xx/2023, the foreclosure was initiated on xx.As per servicing comments dated 11/xx/2023, the foreclosure sale is scheduled for xx.As per servicing comments date 11/xx/2023, the foreclosure has been cancelled on xx.As per servicing comments dated 11/xx/2023, the subject property is owner occupied.
70483846	xx	xx	Updated:
As per servicing comments dated 03/xx/2023, the foreclosure complaint with case # xx has been filed on xx.As per servicing comments dated 06/xx/2024, the foreclosure has been cancelled on xx due to reinstatement. As per servicing comments dated 12/xx/2024, the property is owner occupied.
50515527	xx	xx	xx	Updated:
As per the servicing comment dated 04/xx/2023, the reason for default is excessive obligations.
As per servicing comments dated 01/xx/2025, the foreclosure sale was scheduled for xx. As per servicing comment dated 01/xx/2025, the foreclosure has been placed on hold as borrower filed for bankruptcy under chapter 13 on xx. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per servicing comments dated 01/xx/2025, bankruptcy case filed under Chapter 13 on xx.
As per servicing comment dated 02/xx/2023, the subject property has been affected by natural disaster.
20938506	xx	xx	xx	Updated:
As per the servicing comment dated 03/xx/2023, the reason for default is unemployment.
The foreclosure was initiated in 2023 with the loan and the complaint was filed on xx. As per servicing comments dated 05/xx/2023, the foreclosure sale was scheduled for xx. As per servicing comment dated 06/xx/2023, the foreclosure has been put on hold. As per servicing comment dated 07/xx/2023, the foreclosure case has been cancelled on xx due to reinstatement. No more evidence is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per servicing comment dated 07/xx/2023, the property is owner-occupied.
46872919	xx	xx	xx	Updated: No any additional information found in recent collection comments.
24797253	xx	xx	xx	Updated: No any additional information found in recent collection comments.
23841367	xx	xx	xx	Updated: As per the servicing comment dated 10/xx/23, the bankruptcy was discharged on xx and terminated on xx. No more evidence is available regarding current bankruptcy status.
1519664	xx	xx	xx	Updated:
As per the servicing comment dated 12/xx/2024, the reason for default is excessive obligations.
According to servicing comments dated 11/xx/2023, the subject property needs some repairs and no details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
As per servicing comment dated 08/xx/2024, the property is owner-occupied.
As per servicing comment dated 07/xx/2024, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is illness of borrower.
56187691	xx	xx	xx	Updated: As per servicing comment dated 06/xx/2024, the property is owner-occupied.
12899714	xx	xx	xx	Updated:
According to servicing comments dated 8/xx/2023, the subject property has damages such as roof damage. The subject property is in Maryland. As per collection comment dated 8/xx/2023, the FEMA disaster was declared. As per servicing comment dated 9/xx/2023, the borrower has filed a claim for roof damage due to windstorm. The borrower filed insurance claim for loss amount xx. As per comment dated 10/xx/2023, the loss draft check was received in the amount of xx. There is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
97550105	xx	xx	xx	Updated: As per the servicing comment dated 4/xx/2024, the borrower was deceased. As per the servicing comment dated the 12/xx/2024, the property is owner occupied.
58899512	xx	xx	xx	Updated: No additional information found in Collection comments.
81715564	xx	xx	xx	Updated:
As per the servicing comment dated 11/xx/2024, the reason for default is unemployment.
As per the servicing comment dated 11/xx/2024, the borrower was offered 6 months RPP plan.
As per the servicing comment dated 9/xx/2023, the property is owner occupied.
48828450	xx	xx	xx	Updated:
As per the servicing comment dated 8/xx/2024, the foreclosure was cancelled due to loss mitigation workout.
As per the servicing comment dated 8/xx/2024, the borrower was for 2 month repayment plan.
52971752	xx	xx	xx	Updated:
As per the servicing comment dated 6/xx/2023, the foreclosure has been cancelled due to workout.
As per the servicing comment dated 6/xx/2023, the borrower was approved for a 3 months RPP plan starting from xx. As per the servicing comment dated 6/xx/2023, the reason for default is xx. According to servicing comments dated 8/xx/2023, shows the subject property is affected due to storm. As per the servicing comment dated 12/xx/2023 the subject property has damages such as roof damage. As per servicing comments dated 1/xx/2024, the subject property had damages in the total amount of xx. As per the servicing comment dated 1/xx/2024, the all repairs have been completed.
As per servicing comment dated 12/xx/2023, the borrower has filed a claim for xx damage due to storm. The date of loss is xx and the borrower filed insurance claim for loss amount xx. As per comment dated 1/xx/2024, the loss draft check was received in the amount of xx. Comment dated 1/xx/2024, states that 100% repairs are completed. No further information regarding damaged /repairs found in comments.
97956503	xx	xx	xx	Updated: No additional information found in Collection comments.
97659082	xx	xx	xx	Updated: As per servicing comment 07/xx/2023, foreclosure cancelled on xx due to reinstatement. According to servicing comment 07/xx/2023, subject property is owner occupied.
51269392	xx	xx	xx	Updated:
No any additional information found in recent collection comments
The foreclosure was initiated in the loan file by filing complaint by attorney.
The referral was filed on xx, The file was referred to attorney. In between the FC process went on hold due to bankruptcy filing.
Borrower filed the bankruptcy under chapter 13 case #xx on xx and plan was confirmed on xx. As per chapter 13 plan the debtor will pay to trustee the sum of xx per month for 60 months in the total amount of xx
As per collection comment dated 9/xx/2014 shows the subject property was damage, the comment does not shows that what kind of damage having to the subject but comment dated 1/xx/2013 shows the home is need of repairs and that borrower can not afford it.
85914943	xx	xx	xx	Updated:
As per servicing comment 10/xx/2024, the tax sale schedule is on xx, with redemption expiration on xx.
As per servicing comment 10/xx/2023, the subject property needs some major repairs. There is no evidence to confirm the current status of repairs.
As per servicing comment 06/xx/2024, foreclosure sale schedule on xx,
As per servicing comment 03/xx/2024, the subject property is owner-occupied.
73368150	xx	xx	xx	Updated:
As per servicing comment 10/xx/2024,the borrower xx filed for bankruptcy under Chapter 13 with case# Case# xx,  on xx. POC filed on xx.
As per servicing comment 07/xx/2024, the subject property is owner-occupied.
41154254	xx	xx	xx	Updated: As per servicing comment 10/xx/2024, the subject property is owner-occupied. As per servicing comment 09/xx/2024,forclosure cancel due to workout.
94827909	xx	xx	xx	Updated: No any additional information found in recent collection comments.
43931147	xx	xx	xx	Updated: As per servicing comment date 01/xx/2025, the reason for default is, curtailment of income. As per servicing comment dated 01/xx/2025, the subject property is owner occupied.
75451462	xx	xx	xx	Updated: As per the comment dated 01/xx/2024, the subject property is owner-occupied. As per the comment dated 03/xx/2024, the FC was cancelled due to reinstatement.
51575004	xx	xx	xx	Updated:
As per the comment dated 06/xx/2024, the reason for default is curtailment of income.
As per the comment dated 03/xx/2024, the MFR was filed on xx.
As per the comment dated 11/xx/2024, the FC sale date of xx was put on hold on xx due to BK.
As per the comment dated 11/xx/2024, the FC was reactivated.
As per the comment dated 11/xx/2024, the BK chapter 13 case #xx was dismissed on Xx.
80959694	xx	xx	xx	Updated:
As per the comment dated 08/xx/2023, the subject property was damaged due to the roof valley and a pipe boor on the left slope that appears to be in poor condition. In the interior of the home, there is damage and roof leaking in the living room and bathroom. Leaking on the carpet. No comment has been found regarding the estimated cost of repairs and repair competition.
As per the comment dated 06/xx/2024, the reason for default is the illness of the borrower.
31389640	xx	xx	xx	Updated: No issues found in the available collection comment.
2192294	xx	xx	xx	Updated:
As per the comment dated 05/xx/2023, the subject property roof was damaged, and the borrower received a loss draft check in the amount of xx. The cost of repair was xx. The repairs are completed. Further details not provided.
As per the comment dated 05/xx/2024, the reason for default is illness of family member.
As per the comment dated 08/xx/2024, the bankruptcy chapter 11 with case #xx was closed on xx.
50642310	xx	xx	xx	Updated:
As per the comment dated 09/xx/2024, the RFD is curtailment of income.
As per the comment dated 12/xx/2024, the subject property is owner-occupied.
As per the comment dated 12/xx/2024, the Chapter 13 BK was dismissed and closed.
11111226	xx	xx	xx	Updated: As per the comment dated 01/xx/2024, the subject property is owner-occupied. As per the comment dated 11/xx/2023, the servicer provided a 6-month repayment plan, beginning in November.